(18) BORROWINGS (Details 4) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
DisclosureOfBorrowingsLineItems [Line Items]
Total approved	R$ 3,810,948
Released in 2019	1,581,314
Released net of fundraising costs	1,573,670
Local Currency [Member] | CDI - Promissory Note [Member] | CPFL Paulista [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Total approved	351,000
Released in 2019	351,000
Released net of fundraising costs	R$ 350,649
Interest	Single installment
Repayment	Single installment in december 2019
Utilization	Working capital
Annual interests rate	103.4% of CDI
Annual efective rate	104.95% of CDI
Local Currency [Member] | CDI - Promissory Note [Member] | CPFL Piratininga [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Total approved	R$ 125,000
Released in 2019	125,000
Released net of fundraising costs	R$ 124,818
Interest	Single installment
Repayment	Single installment in december 2019
Utilization	Working capital
Annual interests rate	103.4% of CDI
Annual efective rate	104.95% of CDI
Local Currency [Member] | IPCA - BNDES [Member] | CPFL Paulista [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Total approved	R$ 953,392
Released in 2019	100,000
Released net of fundraising costs	R$ 98,124
Interest	Monthly
Repayment	Monthly from april 2020
Utilization	Investment plan
Annual interests rate	IPCA + 4.74%
Annual efective rate	IPCA + 5.43%
Local Currency [Member] | IPCA - BNDES [Member] | CPFL Piratininga [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Total approved	R$ 347,264
Released in 2019	55,000
Released net of fundraising costs	R$ 53,968
Interest	Monthly
Repayment	Monthly from april 2020
Utilization	Investment plan
Annual interests rate	IPCA + 4.80%
Annual efective rate	IPCA + 5.45%
Local Currency [Member] | IPCA - BNDES [Member] | RGE [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Total approved	R$ 1,133,024
Released in 2019	154,000
Released net of fundraising costs	R$ 151,110
Interest	Monthly
Repayment	Monthly from april 2020
Utilization	Investment plan
Annual interests rate	IPCA + 4.74%
Annual efective rate	IPCA + 5.43%
Local Currency [Member] | IPCA - BNDES [Member] | CPFL Santa Cruz [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Total approved	R$ 174,954
Released in 2019	70,000
Released net of fundraising costs	R$ 68,686
Interest	Monthly
Repayment	Monthly from april 2020
Utilization	Investment plan
Annual interests rate	IPCA + 4.80%
Annual efective rate	IPCA + 5.53%
Foreign Currency [Member] | Dollar Law 4131 [Member] | CPFL Paulista [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Total approved	R$ 309,814
Released in 2019	309,814
Released net of fundraising costs	R$ 309,814
Interest	Biannual
Repayment	Single installment in september 2020
Utilization	Working capital
Annual interests rate	USD + 2.17%
Annual efective rate	USD + 2.17%
Foreign Currency [Member] | Dollar Law 4131 [Member] | CPFL Piratininga [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Total approved	R$ 43,000
Released in 2019	43,000
Released net of fundraising costs	R$ 43,000
Interest	Biannual
Repayment	Single installment in september 2020
Utilization	Working capital
Annual interests rate	USD + 1.96%
Annual efective rate	USD + 1.96%
Foreign Currency [Member] | Dollar Law 4131 [Member] | CPFL Santa Cruz [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Total approved	R$ 28,000
Released in 2019	28,000
Released net of fundraising costs	R$ 28,000
Interest	Biannual
Repayment	Single installment in march 2022
Utilization	Working capital
Annual interests rate	USD + 3.06%
Annual efective rate	USD + 3.06%
Foreign Currency [Member] | Dollar Law 4131 [Member] | CPFL Geracao [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Total approved	R$ 13,500
Released in 2019	13,500
Released net of fundraising costs	R$ 13,500
Interest	Biannual
Repayment	Single installment in september 2020
Utilization	Working capital
Annual interests rate	USD + 1.96%
Annual efective rate	USD + 1.96%
Foreign Currency [Member] | Dollar Law 4131 [Member] | CPFL Santa Cruz [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Total approved	R$ 14,000
Released in 2019	14,000
Released net of fundraising costs	R$ 14,000
Interest	Biannual
Repayment	Single installment in september 2020
Utilization	Working capital
Annual interests rate	USD + 1.96%
Annual efective rate	USD + 1.96%
Foreign Currency [Member] | Dollar Law 4131 [Member] | CPFL Paulista [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Total approved	R$ 318,000
Released in 2019	318,000
Released net of fundraising costs	R$ 318,000
Interest	Biannual
Repayment	Single installment in september 2020
Utilization	Working capital
Annual interests rate	USD + 1.96%
Annual efective rate	USD + 1.96%